Fair Value Measurements - Narrative (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 287,983,700	$ 241,694,040
Total WSFS Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	15,192,569	16,566,937
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 106,657,279	$ 241,694,040
Level 1 | Total WSFS Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value, shares	259,519	288,335
Total investments, at fair value	$ 15,192,569	$ 16,566,937
Level 1 | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 856,739	$ 1,247,698